Management Agreement with our Manager (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 05, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jan. 04, 2021
Related Party Transaction [Line Items]
Administrative			$ 24,000	$ 76,757
Annual rate, percent of average daily managed assets					0.85%
Advisory	$ 22,000		705,000	2,363,603
Compliance and internal audit			$ 34,000	$ 144,543
Base management fees		$ 715,000
Reimbursement of shared services expenses		326,000
Principal Owner | Shared Service Costs
Related Party Transaction [Line Items]
Reimbursement of shared services expenses		$ 352,000